Convertible Notes Payables (Details) - USD ($)	Feb. 13, 2026	Jun. 30, 2026
Convertible Notes Payables [Line Items]
Convertible notes payable
Conversion price (in Dollars per share)		$ 1.19
Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Convertible notes payable		$ 529,768
Chen Yonglong [Member]
Convertible Notes Payables [Line Items]
Principal amount	$ 289,200
Accrued interest	42,602
Hong Haicheng [Member]
Convertible Notes Payables [Line Items]
Principal amount	158,730
Accrued interest	$ 18,352
Class A Ordinary Shares [Member] | Chen Yonglong [Member]
Convertible Notes Payables [Line Items]
Conversion of shares	243,026
Class A Ordinary Shares [Member] | Hong Haicheng [Member]
Convertible Notes Payables [Line Items]
Conversion of shares	133,387